Unaudited Condensed Consolidated Statement of Changes in Equity - 6 months ended Sep. 30, 2016 ¥ in Thousands, $ in Thousands	Share capital USD ($) shares	Share capital CNY (¥) shares	Additional paid-in capital USD ($)	Additional paid-in capital CNY (¥)	Treasury stock USD ($) shares	Treasury stock CNY (¥) shares	Accumulated other comprehensive income USD ($)	Accumulated other comprehensive income CNY (¥)	Retained earnings USD ($)	Retained earnings CNY (¥)	Non-controlling interests USD ($)	Non-controlling interests CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at Mar. 31, 2016		¥ 50		¥ 873,654		¥ (2,815)		¥ 84,779		¥ 753,585		¥ 4,172		¥ 1,713,425
Balance, shares at Mar. 31, 2016 | shares	73,140,147	73,140,147			(136,899)	(136,899)							73,003,248	73,003,248
Net income										32,363		1,130	$ 5,022	¥ 33,493
Other comprehensive income								(25,337)					(3,800)	(25,337)
Share-based compensation				30,877										30,877
Dividend payable to holder of non-controlling interests												(29)		(29)
Balance at Sep. 30, 2016	$ 7	¥ 50	$ 135,643	¥ 904,531	$ (422)	¥ (2,815)	$ 8,914	¥ 59,442	$ 117,860	¥ 785,948	$ 791	¥ 5,273	$ 262,793	¥ 1,752,429
Balance, shares at Sep. 30, 2016 | shares	73,140,147	73,140,147			(136,899)	(136,899)							73,003,248	73,003,248